TAXES ON INCOME (Summary of Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Net profit (loss) as reported in the statements of operations	$ (264)	$ (305)	$ 338
Statutory tax rate	26.50%	25.00%	25.00%
Income Tax under statutory tax rate	(70)	(76)	84
Less valuation allowance			(84)
Actual income tax